RULE 497 DOCUMENT

On behalf of PIMCO All Asset Portfolio, (the “Portfolio”), a series of PIMCO Variable Insurance Trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as an exhibit to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on behalf of the Portfolio pursuant to Rule 497(c) on May 2, 2013 (Accession No. 0001193125-13-195386), which is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document